Investments (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018		Dec. 31, 2017
Current investments
Investments in marketable securities at fair value	₪ 396		₪ 321
Bank deposits	1,384		275
Current investments	₪ 1,780	[1]	₪ 596

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.